PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Jan. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	January 31, 2022	January 31, 2021

Furniture and Fixtures	$620,951	$1,060,942
Less: Accumulated Depreciation	(90,120)	(0)
Net Property and Equipment	$530,831	$1,060,942